LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2015
LONG-TERM LOANS [Abstract]
Schedule of Loans
	December 31,
	2 0 1 5	2 0 1 4
	$ in thousands

Loans from banks	373	484

Schedule of Future Maturities
	December 31,
	2 0 1 5	2 0 1 4
	$ in thousands

2015	-	149
2016	149	149
2017	149	149
2018 and thereafter	75	37
	373	484